Income Tax	6 Months Ended
Sep. 30, 2025
Income Tax [Abstract]
INCOME TAX

18. INCOME TAX

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

SJFZ is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the six months ended September 30, 2025 and 2024, Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

Loss before income tax expense is attributable to the following tax jurisdictions:

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Hong Kong	(1,814)	(681)
Cayman Islands	(2,784)	(5,574)
Samoa	(4)	-
British Virgin Islands	(32)	-
Loss before income tax expense	(4,634)	(6,255)

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the six months ended September 30, 2025 and 2024.

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Loss before income tax expense	(4,634)	(6,255)

Tax at Hong Kong statutory tax rate of 16.5%	(764)	(1,032)
Effect of tax-exempt for the Company incorporated in Cayman Islands	459	920
Effect of tax-exempt for the Company incorporated in Samoa	1	-
Effect of tax-exempt for the Company incorporated in British Virgin Islands	5	-
Tax effect on non-assessable income	(1)	(1)
Tax effect on non-deductible expenses	6	4
Tax effect on deductible temporary differences	2	(3)
Tax effect on tax losses not recognized	292	112
Income tax expense	-	-

The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Deferred tax assets, net:
Net operating loss carryforwards	429	137
Less: valuation allowance	(429)	(137)
Deferred tax assets, net	-	-

The movement of valuation allowance is as follows:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	137	-
Tax losses recognized	292	137
Ending balance	429	137

The Company had $2,600,000 and $830,000 unused tax losses carried forward as of September 30, 2025 and March 31, 2025. All the tax losses carryforwards will carryforward indefinitely. As of September 30, 2025 and March 31, 2025, no deferred tax assets have been recognized for these tax loss carry-forwards because management is not able to reliably estimate if and when the benefit of potential tax assets would be realized.